CONSOLIDATED STATEMENTS OF CASH FLOWS ¥ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2019 CNY (¥)	Dec. 31, 2019 USD ($)	Dec. 31, 2018 CNY (¥)	Dec. 31, 2017 CNY (¥)
Cash flows from operating activities
Net income (loss)	¥ (373,591)	$ (53,664)	¥ 1,152,723	¥ 1,375,663
Adjustments to reconcile net income (loss) to net cash from operating activities
Depreciation of property and equipment	37,382	5,370	40,244	45,156
Amortization of intangible assets	28,086	4,034	39,863	91,145
Non-cash operating lease expense	66,609	9,568
Provision for doubtful accounts	134,281	19,288	17,619	5,675
Impairment of assets	768,039	110,322	155,301	313,888
Foreign currency exchange losses (gains)	2,074	298	(19,979)	10,641
(Gains) losses on disposal of property and equipment and intangible assets	146	21	(2,496)	(670)
Gains on disposal/deemed disposal of subsidiaries/VIE's subsidiaries	(840,589)	(120,742)	(193,680)	(232,673)
Gains on disposal/deemed disposal of investments			(300,211)	(1,012,086)
Loss on disposal of put options	170	24
Settlement and changes in fair value of contingent consideration				9,014
Changes in fair value of financial assets	35,265	5,066	(344,333)	(12,959)
(Gains) losses from equity method investments	(7,594)	(1,091)	384	(495)
Gains on settlement of consideration of business combination				(3,383)
Deferred income tax (benefits) expenses	5,981	859	8,065	(25,306)
Share-based compensation expenses	127,440	18,306	85,118	73,316
Changes in operating assets and liabilities
Accounts receivable	163,370	23,467	(25,302)	(63,517)
Prepayments and other current assets	(198,076)	(28,452)	(264,815)	(179,286)
Due from related parties	(33,156)	(4,763)	(59,198)	(15,884)
Other non-current assets	(83,138)	(11,942)	(4,951)	(4,042)
Accounts payable	(14,468)	(2,078)	(3,742)	(10,346)
Accrued expenses and other current liabilities	3,400	488	15,540	189,875
Operating lease liabilities	(71,266)	(10,237)
Due to related parties	59,913	8,606	(29,582)	11,307
Income tax payable	(53,121)	(7,630)	66,415	39,353
Other non-current liabilities	3,299	474	12,607	21,202
Net cash provided by (used in) operating activities	(239,544)	(34,408)	345,590	625,588
Cash flows from investing activities
Purchases of property, plant and equipment and intangible assets	(102,173)	(14,676)	(65,403)	(25,890)
Purchase of long-term investments	(494,695)	(71,059)	(529,450)	(384,635)
Purchase of put option	(2,380)	(342)	(1,200)
Purchase of short-term investments	(3,508,101)	(503,907)	(2,492,046)	(2,000,669)
Proceeds from maturity of short-term investments	3,266,900	469,261	3,049,145	940,826
Acquisition of business, net of cash acquired	(28,443)	(4,086)		(77,392)
Return of long-term investment investees	1,030	148		58,741
Proceeds (cash-out) from disposal of subsidiaries/VIE's subsidiaries, net of cash acquired (disposed)	(233,446)	(33,532)	71,516	152,653
Proceeds from disposal of property and equipment and intangible assets	1,936	278	14,290	1,426
Proceeds and advance from disposal of long-term investments			578,284	1,136,544
Loans to related parties	(173,703)	(24,951)	(73,081)	(108,671)
Loans to third parties	(24,013)	(3,449)	(70,080)	(34,097)
Repayment of loans from related parties	186,862	26,841	33,907	109,671
Repayment of loans from third parties	25,000	3,591	22,754
Net cash (used in) provided by investing activities	(1,085,226)	(155,883)	538,636	(231,493)
Cash flows from financing activities
Repayment for bank loans			(329,145)	(138,656)
Proceeds and advance from share-based awards	17,000	2,442	21,234	43,688
Settlement of contingent consideration				(25,777)
Share repurchase	(175)	(25)	(221,749)
Capital contribution from noncontrolling shareholders			172	11,905
Payment of withholding tax for dividend to noncontrolling shareholders				(2,700)
Payment of dividend to noncontrolling shareholders	(1,298)	(186)	(17,023)
Payment of dividend to Cheetah Mobile Inc. shareholders	(500,597)	(71,906)
Proceeds from issuance of redeemable noncontrolling interests				635,795
Purchase of shares from noncontrolling shareholders				(16,189)
Net cash provided by (used in) financing activities	(485,070)	(69,675)	(546,511)	508,066
Effect of exchange rate changes on cash, cash equivalents and restricted cash	5,506	792	44,624	(73,275)
Net increase (decrease) in cash, cash equivalents and restricted cash	(1,804,334)	(259,174)	382,339	828,886
Cash, cash equivalents and restricted cash at beginning of year	2,789,976	400,753	2,407,637	1,578,751
Cash, cash equivalents and restricted cash at end of year	985,642	141,579	2,789,976	2,407,637
Supplemental disclosures
Cash payments for income taxes	(45,753)	(6,572)	(38,217)	(7,695)
Cash payments for interest expenses			(2,956)	(11,988)
Cash payments for operating leases	(70,284)	(10,096)
Non-cash investing and financing activities:
Acquisition of property and equipment and intangible assets included in accrued expenses and other current liabilities	7,087	1,018	8,725	30,530
Disposal of subsidiaries included in prepayments and other current assets			¥ 33,084	93,071
Disposal of investments included in prepayments and other current assets				47,818
Right-of-use assets obtained in exchange for operating lease liabilities	¥ 24,079	$ 3,459
Non-cash acquisition of other long-term investments				329,710
Non-cash acquisition of business				¥ 6,944